Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Non interest bearing deposits	$ 44,617	$ 49,515
Deposits booked payable on a fixed date	473,508
Unencumbered liquid assets	396,338	360,213
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	65,986	63,925
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	521,160	492,404
Non USD Non CAD [Member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 54,397	$ 55,705